Background - Balance Sheets Restated (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Assets, Current [Abstract]
Cash and cash equivalents	$ 1.7	$ 4.8	$ 5.7	$ 3.2
Receivable from Ralcorp	41.3
Accounts receivable, net	10.1
Inventories	66.6	70.4
Deferred income taxes	3.8	3.5
Prepaid expenses and other current assets	4.0	2.3
Intercompany notes receivable	7.8
Total current assets	135.3	147.0
Assets, Noncurrent [Abstract]
Property, net	412.1	445.9
Goodwill	1,366.2	1,794.1	1,794.5
Other intangible assets, net	748.6	899.9
Investment in partnership	60.2	60.8
Other assets	0.8	0.3
Total Assets	2,723.2	3,348.0
Liabilities, Current [Abstract]
Short-term intercompany debt	68.0	0
Accounts payable	28.8	36.1
Other current liabilities	37.5	38.1
Total current liabilities	134.3	74.2
Liabilities, Noncurrent [Abstract]
Long-term intercompany debt	716.5	716.5
Deferred income taxes	332.8	404.9
Other liabilities	104.9	90.7
Total liabilities	1,288.5	1,286.3
Equity [Abstract]
Net investment of Ralcorp	1,438.3	2,061.1
Accumulated other comprehensive (loss) income	(3.6)	0.6
Total Ralcorp equity	1,434.7	2,061.7	2,023.3	1,811.3
Total liabilities and Ralcorp equity	2,723.2	3,348.0
Previously Reported
Assets, Current [Abstract]
Cash and cash equivalents	1.7	4.8
Receivable from Ralcorp	41.3
Accounts receivable, net	10.1
Inventories	66.6
Deferred income taxes	3.8
Prepaid expenses and other current assets	4.0
Intercompany notes receivable	7.8
Total current assets	135.3
Assets, Noncurrent [Abstract]
Property, net	412.1
Goodwill	1,429.2
Other intangible assets, net	748.6
Investment in partnership	60.2
Other assets	0.8
Total Assets	2,786.2
Liabilities, Current [Abstract]
Short-term intercompany debt	68.0
Accounts payable	28.8
Other current liabilities	37.5
Total current liabilities	134.3
Liabilities, Noncurrent [Abstract]
Long-term intercompany debt	716.5
Deferred income taxes	332.8
Other liabilities	104.9
Total liabilities	1,288.5
Equity [Abstract]
Net investment of Ralcorp	1,501.3
Accumulated other comprehensive (loss) income	(3.6)
Total Ralcorp equity	1,497.7
Total liabilities and Ralcorp equity	2,786.2
Restatement Adjustment
Assets, Current [Abstract]
Cash and cash equivalents	0	0
Receivable from Ralcorp	0
Accounts receivable, net	0
Inventories	0
Deferred income taxes	0
Prepaid expenses and other current assets	0
Intercompany notes receivable	0
Total current assets	0
Assets, Noncurrent [Abstract]
Property, net	0
Goodwill	(63.0)
Other intangible assets, net	0
Investment in partnership	0
Other assets	0
Total Assets	(63.0)
Liabilities, Current [Abstract]
Short-term intercompany debt	0
Accounts payable	0
Other current liabilities	0
Total current liabilities	0
Liabilities, Noncurrent [Abstract]
Long-term intercompany debt	0
Deferred income taxes	0
Other liabilities	0
Total liabilities	0
Equity [Abstract]
Net investment of Ralcorp	(63.0)
Accumulated other comprehensive (loss) income	0
Total Ralcorp equity	(63.0)
Total liabilities and Ralcorp equity	$ (63.0)